Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (1,431)	$ (1,241)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	121	123
Interest	27	27
Share of loss of a joint venture	10
Non-cash finance income	(74)	(26)
Loss on disposal of fixed assets	278
Changes in operating assets and liabilities
Decrease (increase) in other receivables and prepaid expenses	215	(225)
Increase in accounts payable and accruals	343	56
Net cash provided by (used in) operating activities	(511)	(1,286)
CASH FLOWS – INVESTING ACTIVITIES:
Investments in short-term deposits	(12)
Investment in a joint venture	(182)
Purchase of property and equipment	(1)	(3)
Net cash used in investing activities	(195)	(3)
CASH FLOWS - FINANCING ACTIVITIES:
Principal elements of lease payments	(51)	(51)
Net cash used in financing activities	(51)	(51)
DECREASE IN CASH AND CASH EQUIVALENTS	(757)	(1,340)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	14,621	10,734
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(1,544)	(351)
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 12,320	9,043
Non-cash Investing activities and financing
Transfer of equipment to a joint venture		$ (152)